Commitments and Contingencies (Details) - Schedule of reconciliation of leases to the financial statements - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
ROU Operating Leases [Member]
Commitments and Contingencies (Details) - Schedule of reconciliation of leases to the financial statements [Line Items]
Leased asset balance	$ 9,719	$ 66,369
Liability balance	9,719	66,369
Cash flow (non-cash)
Interest expense	81	2,231
Finance Leases [Member]
Commitments and Contingencies (Details) - Schedule of reconciliation of leases to the financial statements [Line Items]
Leased asset balance
Liability balance
Liability balance
Cash flow (non-cash)
Interest expense